Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
EBP, Description of Plan [Line Items]
Service duration for eligibility	1000 hours
Service duration for eligibility to participate	90 days
Pre-tax deferral rate	3.00%
Annual automatic increase in deferral rate	1.00%
Maximum percentage increase in deferrals compensation	10.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount	$ 24,500	$ 23,500
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount more than 50 to lees than 60 years old	32,500	31,000
Employee benefit plan, participant contribution, pretax, maximum annual compensation, mount for 60 to 63 years	35,750	34,750
Excess contributions	$ 0	7,263
Matching contribution percentage	25.00%
Employee benefit plan, employer matching contribution amount	$ 36,664
Vested Percentage	100.00%
Years of Vesting Service	3 years
Reduction in employer contribution	$ 2,064	$ 351
Forfeitures used to reduce employer contributions	$ 352
EBP, Administration Cost, Absorbed by Employer [true false]	false
Notes receivable from participants, maximum borrowing amount	$ 50,000
Notes receivable from participants, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan, notes receivable from participants loan repayment period	5 years
After Year One
EBP, Description of Plan [Line Items]
Vested Percentage	33.00%
After Year Two
EBP, Description of Plan [Line Items]
Vested Percentage	67.00%
After Year Three
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loans interest rate	5.50%
Note receivable from participant, maturity year and month	2026-04
Maximum
EBP, Description of Plan [Line Items]
Percentage on employee's eligible compensation	6.00%
Employee Benefit Plan, Notes Receivable From Participants Loan maturity term	5 years
Participant loans interest rate	10.50%
Note receivable from participant, maturity year and month	2029-09